Government Grant (Details) $ in Thousands, kr in Millions		12 Months Ended
	Jul. 17, 2025 USD ($) vessel	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2028	Jul. 17, 2025 NOK (kr) vessel
Government Assistance [Line Items]
Number of vessels to acquire | vessel	2					2
Government award (as a percent)		55.00%
Proceeds from Government Grant | $		$ 9,715	$ 0	$ 0
Outstanding noncurrent grants receivable | $		$ 8,300
Amon Joint Venture
Government Assistance [Line Items]
Ownership percentage by parent		61.00%
Amon Joint Venture | Forecast
Government Assistance [Line Items]
Ownership percentage by parent					79.50%
Amon Joint Venture | Ammonia Newbuild Vessels
Government Assistance [Line Items]
Number of vessels to acquire | vessel	2					2
Government award amount | kr						kr 90
Government award, grant retained until submission and approval of final report (as a percent)	20.00%
Government award, required minimum percentage for supplied energy derived from non-CO2 emitting fuels	25.00%
Government award, required reporting period	10 years
Amon Joint Venture | Ammonia Newbuild Vessels | Maximum
Government Assistance [Line Items]
Government award (as a percent)	69.00%
Amon Joint Venture | Ammonia Newbuild Vessel One
Government Assistance [Line Items]
Government award amount	$ 9,000					90
Amon Joint Venture | Ammonia Newbuild Vessel Two
Government Assistance [Line Items]
Government award amount	$ 9,000					kr 90
Amon Gas | Amon Joint Venture
Government Assistance [Line Items]
Equity method investment, ownership percentage		39.00%
Amon Gas | Amon Joint Venture | Forecast
Government Assistance [Line Items]
Equity method investment, ownership percentage					20.50%